U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment [X]: Amendment Number  1
This Amendment (check only one):   [X]  is a
restatement.
                                   [  ]  adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:          EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-
5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Dennis M. Marker
Title:         President
Phone:         (515) 225-5522

Signature, Place and Date of Signing:
/s/ Dennis M. Marker         West Des Moines, IA      July 1, 2004
Signature                     City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report, and
all holdings are reported by other reporting manager(s).)
[  ] 13F  COMBINATIONS REPORT.  (Check here if a portion  of  the holdings for
this reporting manager are reported in this report and a  portion are reported
by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None
                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 192
Form 13F Information Table Value Total: $469,904

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None



             FORM 13F

             Column 1               Column 2 Column 3    Column 4      Column 5     Column 6   Column 7   Column 8
                                     Title                 Value                      Inv't      Other     Voting
          Name of Issuer            of Class Cusip       (x$1000)       Shares        Disn     Managers   Authority
ABBOTT LABS                        COM       002824100       2,827        66,430      sole                  sole
ABITIBI CONSLD INC                 COM       003924107       3,415       487,900      sole                  sole
ACUITY BRANDS INC                  COM       00508Y102       2,179       120,650      sole                  sole
ADAPTEC INC                        COM       00651f108         527        69,750      sole                  sole
ADC TELECOMMUNICATIONS             COM       000886101         351       150,800      sole                  sole
AFFYMETRIX INC                     COM       00826T108         210        10,000      sole                  sole
AGILENT TECHNOLOGIES               COM       00846u101         464        21,000      sole                  sole
ALCOA INC                          COM       013817101       1,436        54,897      sole                  sole
ALLIANT ENERGY CORP                COM       018802108       1,373        62,396      sole                  sole
ALLSTATE CORP                      COM       020002101       3,105        85,000      sole                  sole
ALTRIA GROUP INC                   COM       02209S103       6,765       154,453      sole                  sole
AMERICAN CENTURY TRGT MAT 2020     MF        081880700         540        11,737      sole                  sole
AMERICAN CENTURY VISTA FUND        MF        024936874         897        87,515      sole                  sole
AMERICAN EXPRESS COMPANY           COM       025816109       4,446        98,670      sole                  sole
AMERICAN INTL GROUP                COM       026874107       5,317        92,145      sole                  sole
AMGEN INC                (CALI     COM       031162100       2,218        34,355      sole                  sole
AMSOUTH BANCORPORATION             COM       032165102       1,768        83,300      sole                  sole
ANHEUSER-BUSCH COS                 COM       035229103       1,060        21,486      sole                  sole
AOL TIME WARNER                    COM       00184a105       1,713       113,394      sole                  sole
APOGENT TECHNOLOGIES INC           COM       03760a101       1,034        49,555      sole                  sole
APPLIED MATERIALS INC.             COM       038222105         780        43,000      sole                  sole
ASSOCIATED BANC CORP               COM       045487105       2,062        54,558      sole                  sole
ASTORIA FINANCIAL CORP             COM       046265104       1,292        41,800      sole                  sole
AT&T CORPORATION                   COM       001957505         421        19,522      sole                  sole
ATMOS ENERGY CORP                  COM       049560105       3,213       134,200      sole                  sole
BANK OF AMERICA                    COM       060505104       3,354        42,982      sole                  sole
BARRICK GOLD CORP                  COM       067901108       2,618       139,025      sole                  sole
BATTLE MOUNTAIN GOLD CO            DEB CONV  071593AA5       9,354     9,345,000      sole                  sole
BECTON DICKINSON & CO              COM       075887109       4,019       111,275      sole                  sole
BELO A.H. CORP   SERIES A          COM       080555105       3,745       154,450      sole                  sole
BLACK HILLS CORP                   COM       092113109       1,879        60,900      sole                  sole
BLACKROCK PROVIDENT T-FUND         MF        743884$C2      41,567    41,567,494      sole                  sole
BLACKROCK PROVIDENT T-FUND         MF        743884$M2      19,369    19,369,231      sole                  sole
BOEING CO                          COM       097023105       2,071        60,335      sole                  sole
BP AMOCO PLC                       COM       055622104       1,495        35,514      sole                  sole
BRISTOL MYERS SQUIBB               COM       110122108       3,320       129,392      sole                  sole
BURLINGTON RESOURCES INC           COM       122014103       2,039        42,300      sole                  sole
CAMECO CORP                        PFD       13321L306       1,520        60,000      sole                  sole
CASEYS GEN STORES                  COM       147528103         944        67,325      sole                  sole
CATERPILLAR INC                    COM       149123101       1,749        25,406      sole                  sole
CENTURYTEL INC.                    COM       156700106       2,545        75,100      sole                  sole
CHASE CAPITAL V                    PFD       161479209         452        18,000      sole                  sole
CHEVRONTEXACO CORP                 COM       166764100       4,149        58,072      sole                  sole
CISCO SYSTEMS INC                  COM       17275R102       2,521       129,019      sole                  sole
CITIGROUP INC                      COM       172967101       4,938       108,499      sole                  sole
CITIGROUP INC                      PFD       172967648       3,719        70,000      sole                  sole
COCA-COLA COMPANY                  COM       191216100       2,234        51,992      sole                  sole
COMCAST CORP CL A                  COM       20030N101       1,895        61,373      sole                  sole
COMMUNITY BANK SYSTEM    INC       COM       203607106         413         9,400      sole                  sole
COMPUTER ASSOCIATES INTL INC       COM       204912109         988        37,840      sole                  sole
COMPUWARE CORP                     COM       205638109         265        49,500      sole                  sole
CONAGRA FOODS INC                  COM       205887102       4,757       223,950      sole                  sole
CONOCOPHILLIPS                     COM       20825C104       4,881        89,147      sole                  sole
COOPER INDUSTRIES LTD              COM       G24182100       1,739        36,200      sole                  sole
DEAN FOODS CO                      COM       242370104       2,714        87,452      sole                  sole
DELL INC                           COM       24702R101       1,978        59,253      sole                  sole
DISNEY (WALT) COMPANY              COM       254687106       1,320        65,441      sole                  sole
DOMINION RESOURCES INC/VA          COM       25746U109       1,275        20,600      sole                  sole
DOW CHEMICAL                       COM       260543103         650        19,970      sole                  sole
DU PONT E I DE NEMOURS             COM       263534109       1,857        46,424      sole                  sole
EASTMAN KODAK CO                   COM       277461109         569        27,153      sole                  sole
ECLIPSE ASSET MANAGER FUND         MF        278846506         577        49,281      sole                  sole
ECLIPSE INDEXED BOND FUND          MF        278846779         136        12,306      sole                  sole
ELECTRONIC DATA SYSTEMS CORP       COM       285661104         587        29,060      sole                  sole
EMC CORP                           COM       268648102       1,587       125,635      sole                  sole
ENRON CAPITAL 8.0% SER C PFD       PFD       P37307108           1        11,500      sole                  sole
EOG RESOURCES INC                  COM       26875P101         572        13,700      sole                  sole
EQUITRUST MONEY MARKET FUND        MF        294938105       1,526     1,525,845      sole                  sole
EQUITRUST SERIES FUND, INC         MF        294937107       1,055       102,295      sole                  sole
EQUITRUST SERIES FUND, INC         MF        294937206       1,911     1,910,602      sole                  sole
EQUITRUST SERIES FUND, INC         MF        294937404         713        75,129      sole                  sole
EQUITRUST SERIES FUND, INC         MF        294937800       1,019        94,967      sole                  sole
EQUITRUST SERIES FUND, INC         MF        294937867         500       500,000      sole                  sole
EQUITRUST SERIES FUND, INC         MF        294937883         902        95,057      sole                  sole
EXELON CORP                        COM       30161N101       1,390        21,895      sole                  sole
EXXON MOBIL CORPORATION            COM       30231G102       4,956       135,423      sole                  sole
FED HOME LOAN MTG CORP             COM       313400301         968        18,500      sole                  sole
FEDERAL NATIONAL MTG ASSN          COM       313586109       1,797        25,600      sole                  sole
FEDERATED DEPARTMENT STORES        COM       31410H101       1,861        44,425      sole                  sole
FLEETBOSTON FINANCIAL CORP         COM       339030108       2,850        94,540      sole                  sole
GENERAL ELECTRIC COMPANY           COM       369604103       4,050       135,875      sole                  sole
GENERAL MOTORS CORPORATION         COM       370442105       1,214        29,658      sole                  sole
GENUINE PARTS CO                   COM       372460105       1,726        53,975      sole                  sole
GLATFELTER (P. H.) CO              COM       377316104         643        54,600      sole                  sole
GLAXOSMITHKLINE PLC-ADR            COM       37733W105         986        23,250      sole                  sole
H&Q LIFE SCIENCES INVESTORS        COM       404053100         880        57,588      sole                  sole
HARBOR CAPITAL APPRECIATION        MF        411511504       2,018        85,120      sole                  sole
HASBRO INC                         COM       418056107         626        33,500      sole                  sole
HEWLETT-PACKARD CO.                COM       428236103       1,990       102,767      sole                  sole
HIGHWOODS PROPERTIES INC           COM       431284108       2,332        97,725      sole                  sole
HOME DEPOT INC                     COM       437076102       1,581        49,652      sole                  sole
HONEYWELL INTERNATIONAL INC        COM       438516106       4,743       179,990      sole                  sole
INGERSOLL-RAND CO. CLASS A         COM       G4776G101       3,133        58,630      sole                  sole
INTEL CORP                         COM       458140100       3,677       133,665      sole                  sole
INTERNATIONAL PAPER COMPANY        COM       460146103       1,202        30,794      sole                  sole
INTERSTATE P&L CO                  PFD       461070872       6,435       198,000      sole                  sole
INT'L BUSINESS MACHINES CORP       COM       459200101       2,483        28,108      sole                  sole
ITT INDUSTRIES INC                 COM       450911102       1,765        29,500      sole                  sole
IVAX CORPORATION                   COM       465823102       1,516        77,370      sole                  sole
JANUS GROWTH & INCOME FUND         MF        471023200       1,911        74,143      sole                  sole
JOHNSON & JOHNSON                  COM       478160104       5,585       112,773      sole                  sole
JP MORGAN CHASE & CO               COM       46625H100       2,899        84,436      sole                  sole
KROGER CO.                         COM       501044101       1,067        59,700      sole                  sole
KV PHARMACEUTICAL CO - CLASS A     COM       482740206       1,539        68,400      sole                  sole
LABORATORY CORP OF AMER HLDGS      COM       50540R409       1,263        44,000      sole                  sole
LACLEDE GROUP INC                  COM       505597104       2,134        79,025      sole                  sole
LILLY (ELI) & CO                   COM       532457108       1,925        32,407      sole                  sole
LYONDELL CHEMICAL CO               COM       552078107       1,290       100,900      sole                  sole
MAIL-WELL INC                      COM       560321200         792       226,200      sole                  sole
MARATHON OIL CORP                  COM       565849106       2,294        80,500      sole                  sole
MBIA INC                           COM       55262C100       3,856        70,149      sole                  sole
MCDONALD'S CORP                    COM       580135101       2,355       100,058      sole                  sole
MEDCO HEALTH SOLUTIONS INC         COM       58405U102         291        11,209      sole                  sole
MERCK & CO INC                     COM       589331107       4,709        93,017      sole                  sole
MERIDIAN GROWTH FUND INC           MF        589619105       1,722        59,268      sole                  sole
MICROSOFT CORP                     COM       594918104       5,483       197,288      sole                  sole
3M CO                              COM       88579Y101       2,226        32,229      sole                  sole
MOTOROLA INC                       COM       620076109         862        72,004      sole                  sole
MYLAN LABORATORIES INC.            COM       628530107       2,604        67,384      sole                  sole
NASDAQ-100 SHARES                  MF        631100104       1,368        42,200      sole                  sole
NATIONAL WESTMINSTER BANK          PFD       638539AG1       5,828     5,000,000      sole                  sole
NB CAPITAL CORPORATION   8.35%     PFD       62874N607         232         8,500      sole                  sole
NEW PLAN EXCEL REALTY TRUST        PFD       648053700       8,275       160,000      sole                  sole
NEXEN INC                          PFD       65334H409       2,546       100,000      sole                  sole
NISOURCE INC.                      COM       65473p105       2,506       125,450      sole                  sole
NORTHWEST NATURAL GAS CO           COM       667655104       3,062       105,600      sole                  sole
NORTHWEST PIPE COMPANY             COM       667746101       1,095        81,500      sole                  sole
OCCIDENTAL PETROLEUM CORP          COM       674599105       2,640        74,950      sole                  sole
OFFSHORE LOGISTICS                 COM       676255102       2,448       120,600      sole                  sole
OLIN CORP                          COM       680665205         772        48,800      sole                  sole
ORACLE CORP                        COM       68389X105       1,514       134,944      sole                  sole
PALL CORP                          COM       696429307       3,647       162,500      sole                  sole
PEPSICO INC                        COM       713448108       1,952        42,591      sole                  sole
PERKINELMER INC                    COM       714046109         421        27,500      sole                  sole
PETROLEUM HELICOPTERS              COM       716604202       1,515        51,500      sole                  sole
PFIZER INC                         COM       717081103       4,783       157,442      sole                  sole
PRESTON CORP                       DEB CONV  741130AA6         250       306,000      sole                  sole
PRINCIPAL FINANCIAL GROUP          COM       74251V102         724        23,361      sole                  sole
PROCTER & GAMBLE CO                COM       742718109       3,628        39,083      sole                  sole
PROTECTIVE LIFE                    COM       743674103         925        31,000      sole                  sole
PROVINCE HEALTHCARE CO             COM       743977100       1,973       152,350      sole                  sole
PUGET ENERGY INC                   COM       745310102       2,573       114,700      sole                  sole
RECKSON ASSOC REALTY CORP          COM       75621k106       1,807        78,175      sole                  sole
RECKSON ASSOC REALTY CORP          COM       75621K304         579        25,000      sole                  sole
ROWAN COMPANIES INC                COM       779382100       1,620        65,900      sole                  sole
RR DONNELLEY & SONS CO             COM       257867101       1,538        61,850      sole                  sole
RUSSELL 2000 VALUE                 COM       464287630       2,716        19,600      sole                  sole
SAFEWAY INC                        COM       786514208       2,020        88,065      sole                  sole
SAN DIEGO GAS & ELECTRIC           PFD       797440831       1,043        38,500      sole                  sole
SARA LEE CORP                      COM       803111103       2,041       111,180      sole                  sole
SBC COMMUNICATIONS INC             COM       78387G103       2,048        92,032      sole                  sole
SCHERING-PLOUGH CORP               COM       806605101       1,357        89,010      sole                  sole
SELECT MEDICAL CORPORATION         COM       816196109       1,227        42,600      sole                  sole
SENSIENT TECHNOLOGIES CORP         COM       81725t100       4,424       210,648      sole                  sole
7-ELEVEN INC                       COM       817826209       1,221        88,950      sole                  sole
SHAW GROUP                         COM       820280105         319        30,370      sole                  sole
SHAW GROUP INC                     DEB CONV  820280AC9       1,785     2,757,000      sole                  sole
SOLECTRON CORP                     COM       834182107         312        53,300      sole                  sole
SONOCO PRODUCTS                    COM       835495102       1,335        60,800      sole                  sole
SOUTHERN CO                        COM       842587107       1,128        38,470      sole                  sole
SPX CORP                           COM       784635104       2,240        49,465      sole                  sole
STANDARD & POORS 500               COM       78462F103       5,739        57,420      sole                  sole
STANLEY WORKS                      COM       854616109         974        33,000      sole                  sole
SYMANTEC CORP                      COM       871503108       1,160        18,400      sole                  sole
TARGET CORP                        COM       87612E106         657        17,450      sole                  sole
TARO PHARMACEUTICAL IND LTD        COM       M8737E108       1,567        27,800      sole                  sole
TAYLOR CAPITAL GROUP INC           PFD       876851205       5,214       206,000      sole                  sole
TECK COMINCO LIMITED               DEB CONV  878742AB1      13,474    14,950,000      sole                  sole
TEXAS INSTRUMENT                   COM       882508104       1,054        46,208      sole                  sole
U S BANCORP                        COM       902973304       4,461       185,947      sole                  sole
UNITED TECHNOLOGIES CORP.          COM       913017109       3,255        42,124      sole                  sole
UNIVERSAL HEALTH SERVICES CLAS     COM       913903100       1,872        37,850      sole                  sole
US BANCORP                         COM       902973106         483        20,136      sole                  sole
VANGUARD EMERGING MKT              MF        922042304       2,606       257,487      sole                  sole
VANGUARD EXPLORER FUND             MF        921926200       1,709        31,678      sole                  sole
VANGUARD TOTAL INT'L INDEX         MF        921909602       1,283       138,882      sole                  sole
VERITAS DGC INC                    COM       92343P107         545        68,300      sole                  sole
VERIZON COMMUNICATIONS             COM       92343V104       2,000        61,655      sole                  sole
VIACOM INC-CL B                    COM       925524308       1,679        43,827      sole                  sole
VIRGINIA ELEC & PWR 6.7% SER A     PFD       927804591       4,318       168,400      sole                  sole
WACHOVIA CORP                      COM       929903102       3,561        86,444      sole                  sole
WACHOVIA PFD FUNDING               PFD       92977V206         980        36,000      sole                  sole
WAL-MART STORES, INC.              COM       931142103       4,348        77,845      sole                  sole
WASATCH SMALL CAP GROWTH FD        MF        936772102       1,750        53,959      sole                  sole
WELLPOINT HEALTH NETWORKS          COM       94973H108       1,256        16,300      sole                  sole
WELLS FARGO & CO NEW               COM       949746101       1,906        37,008      sole                  sole
WENDY'S INTERNATIONAL INC          COM       950590109         688        21,300      sole                  sole
WEYERHAEUSER CO                    COM       962166104         663        11,350      sole                  sole
WILMINGTON TRUST CORP              COM       971807102       1,778        57,800      sole                  sole
WISCONSIN ENERGY CORP              COM       976657106         323        10,565      sole                  sole
WYETH                              COM       983024100         925        20,075      sole                  sole
XCEL ENERGY, INC                   COM       98389b100       3,212       207,656      sole                  sole
                                                           469,904